Supplemental Oil and Gas Disclosures - Schedule of Principal Changes in Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Extractive Industries [Abstract]
Standardized measure, beginning of year	$ 1,336,035	$ 602,981	$ 1,888,958
Changes during the year:
Sales, net of production costs	(288,942)	(114,625)	(117,344)
Net change in prices and production costs	555,100	80,174	(1,879,436)
Changes in future development costs	(156,282)	2,292	92,182
Development costs incurred	146,687	108,484	273,532
Accretion of discount	133,603	60,298	188,896
Purchases of reserves		222,581	229,052
Extensions and discoveries	328,565	479,833	91,722
Net change due to revision in quantity estimates	(113,629)	(5,685)	(103,842)
Changes in production rates (timing) and other	(133,468)	(100,298)	(60,739)
Total	471,634	733,054	(1,285,977)
Standardized measure, end of year	$ 1,807,669	$ 1,336,035	$ 602,981